Share-based payment (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of share based payment arrangements

a)	For the year ended December 31, 2024 and 2023, the Group’s share-based payment arrangements was as follows:

Type of arrangement	Grant date	Quantity granted (shares)	Fair value per unit		Contract period	Vesting conditions
Bonus shares	August 28,2020	720,000	US$	1.02	5 years	5 years’ service

Schedule of share based payment transactions
	Year ended December 31, 2024	Year ended December 31, 2023
Share-based payment	$131,712	$131,712